TERM LOANS AND DERIVATIVE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of borrowings [Abstract]
Disclosure of detailed information about term loans and derivative liabilities [Table Text Block]
As at	Wexford Loan	Wexford Bridge Loan	Sailfish Silver Loan Derivative Liability	Total
	Note 12(a)	Note 7	Note 12(b)
Balance, December 31, 2023	$6,287	$-	$4,381	$10,668
Liability assumed on acquisition	-	1,506		1,506
Extinguishment of Wexford Loan	(6,287)	-	-	(6,287)
Recognition of Revised Wexford Loan	4,200	-	-	4,200
Remeasurement loss	483	-	-	483
Accretion and accrued interest	754	8	-	762
Repayments	(314)	(1,514)	-	(1,828)
Value of 162,000 oz of silver delivered at spot price	-	-	(4,622)	(4,622)
Fair value adjustment	-	-	1,727	1,727
Balance, December 31, 2024	$5,123	$-	$1,486	$6,609
Accretion and accrued interest	749	-	-	749
Repayments	(7,123)	-	-	(7,123)
Value of 54,000 oz of silver delivered at spot price	-	-	(1,747)	(1,747)
Loss on extinguishment	1,251	-	-	1,251
Fair value adjustment	-	-	261	261
Balance, December 31, 2025	$-	$-	$-	$-